INCOME TAXES - Net Deferred Income Tax Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in deferred tax liability (asset) [abstract]
Opening balance	$ (1,049.3)	$ (1,394.7)
Recognized in profit or loss	17.8	353.1
Recognized in other comprehensive income	0.0	1.3
Divestitures, Discontinued Operations	(9.3)	(9.0)
Closing balance	(1,040.8)	(1,049.3)
Deductible temporary differences
Changes in deferred tax liability (asset) [abstract]
Opening balance	24.7	67.3
Recognized in profit or loss	(1.4)	(42.6)
Recognized in other comprehensive income	0.0	0.0
Divestitures, Discontinued Operations	(7.0)	0.0
Closing balance	16.3	24.7
Amounts related to tax losses
Changes in deferred tax liability (asset) [abstract]
Opening balance	133.7	76.7
Recognized in profit or loss	(26.8)	66.0
Recognized in other comprehensive income	0.0	0.0
Divestitures, Discontinued Operations	(1.8)	(9.0)
Closing balance	105.1	133.7
Financing costs
Changes in deferred tax liability (asset) [abstract]
Opening balance	2.6	23.8
Recognized in profit or loss	84.8	(21.2)
Recognized in other comprehensive income	0.0	0.0
Divestitures, Discontinued Operations		0.0
Closing balance	87.4	2.6
Decommissioning, restoration and similar liabilities
Changes in deferred tax liability (asset) [abstract]
Opening balance	15.8	16.0
Recognized in profit or loss	(0.6)	(0.2)
Recognized in other comprehensive income	0.0	0.0
Divestitures, Discontinued Operations	(4.2)	0.0
Closing balance	11.0	15.8
Derivative liability
Changes in deferred tax liability (asset) [abstract]
Opening balance	(1.4)	0.0
Recognized in profit or loss	(6.6)	(2.8)
Recognized in other comprehensive income	0.0	1.4
Divestitures, Discontinued Operations	7.1	0.0
Closing balance	(0.9)	(1.4)
Property, plant and equipment
Changes in deferred tax liability (asset) [abstract]
Opening balance	(1,226.0)	(1,578.0)
Recognized in profit or loss	(30.9)	352.0
Recognized in other comprehensive income	0.0	0.0
Divestitures, Discontinued Operations	(3.4)	0.0
Closing balance	(1,260.3)	(1,226.0)
Unrealized foreign exchange losses
Changes in deferred tax liability (asset) [abstract]
Opening balance	0.0	(4.6)
Recognized in profit or loss		4.6
Recognized in other comprehensive income		0.0
Divestitures, Discontinued Operations		0.0
Closing balance		0.0
Available-for-sale securities
Changes in deferred tax liability (asset) [abstract]
Opening balance	0.0	0.0
Recognized in profit or loss		0.1
Recognized in other comprehensive income		(0.1)
Divestitures, Discontinued Operations		0.0
Closing balance		0.0
Other
Changes in deferred tax liability (asset) [abstract]
Opening balance	1.3	4.1
Recognized in profit or loss	(0.6)	(2.8)
Recognized in other comprehensive income	0.0	0.0
Divestitures, Discontinued Operations	(0.1)	0.0
Closing balance	$ 0.6	$ 1.3